Fair Value and Fair Value Hierarchy of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value and Fair Value Hierarchy of Financial Instruments [Abstract]
Schedule of Financial Instruments

The carrying amounts of the Group’s financial instruments, other than those with carrying amounts that reasonably approximate to fair values, are as follows:

	As at December 31,
	Carrying amounts			Fair values
	2024	2025	2025	2024	2025	2025
	RMB	RMB	US$	RMB	RMB	US$

Financial assets
Financial assets at FVTPL	1,141	4,000	572	1,141	4,000	572
Financial assets included in other non-current assets	2,439	690	99	2,311	624	89
Total	3,580	4,690	671	3,452	4,624	661
Financial liabilities
Financial liabilities included in other payables and accruals	-	1,968	282	-	1,968	281
Other non-current liabilities	6,274	12,031	1,720	5,742	11,706	1,674
Non-current portion of interest-bearing bank and other borrowings (other than lease liabilities)	868,642	742,325	106,151	859,707	709,342	101,435
Total	874,916	756,324	108,153	865,449	723,016	103,390

Schedule of Assets Measured at Fair Value

As at December 31, 2024

	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	RMB	RMB	RMB	RMB

Financial assets at FVTPL	1,141	-	-	1,141

As at December 31, 2025

	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total	Total
	RMB	RMB	RMB	RMB	US$

Financial assets at FVTPL	-	-	4,000	4,000	572

As at December 31, 2025

	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant Unobservable inputs (Level 3)	Total	Total
	RMB	RMB	RMB	RMB	US$

Financial liabilities included in other payables and accruals	-	-	1,968	1,968	281
Other non-current liabilities	-	-	6,374	6,374	911